Related Party Transactions (Details 1) ¥ in Thousands, $ in Thousands		Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)
Amounts due from related parties | ¥			¥ 1,247	¥ 590
US$ [Member]
Amounts due from related parties | $		$ 177
Shenzhen Red Lake Shengchuang Investment LLP [Member]
Amounts due from related parties | ¥	[1]		543
Shenzhen Red Lake Shengchuang Investment LLP [Member] | US$ [Member]
Amounts due from related parties | $	[1]	77
Jinhui Red Lake (Shenzhen) Enterprise Management Co., Ltd. [Member]
Amounts due from related parties | ¥	[2]		114
Jinhui Red Lake (Shenzhen) Enterprise Management Co., Ltd. [Member] | US$ [Member]
Amounts due from related parties | $	[2]	16
Shenzhen Taozhan Trade Co., Ltd. [Member]
Amounts due from related parties | ¥	[3]		¥ 590	¥ 590
Shenzhen Taozhan Trade Co., Ltd. [Member] | US$ [Member]
Amounts due from related parties | $	[3]	$ 84

[1]	Zhonghui provided interest free loans to Shenzhen Red Lake Shengchuang Investment LLP ("Shengchuang") totaling RMB718 from December 2019 to June 2020. As of June 30, 2020, RMB175 had been returned.
[2]	Zhonghui provided interest free loans to Jinhui Red Lake (Shenzhen) Enterprise Management Co., Ltd. ("Jinhui") totaling RMB119 from February 2020 to June 2020. As of June 30, 2020, RMB5 had been returned.
[3]	Zhonghui, a subsidiary acquired by the Group in July 2018, provided an interest free loan of RMB1.0 million to Shenzhen Taozhan Trade Co., Ltd. ("Taozhan"). During the year ended June 30, 2019, Taozhan repaid RMB410 to the Group.